LEASE OPERATION (Tables)	12 Months Ended
Dec. 31, 2019
LEASE OPERATION
Summary of movement of lease liabilities

12/31/2019
Opening balance on 12/31/2018	976,115
Initial adoption of IFRS 16	340,225
Additions	211,375
Accumulated interest	338,163
Payments	(547,226)
Write-offs	(111,463)
Ending balance	1,207,189

Current	219,484
Non-current	987,705

12/31/2019
Compensation from leasing	547,226
Potential PIS/COFINS (9.25)%	50,618

Schedule of fixed and variable rents and short term and low value contracts

12/31/2019
Short-term leases	52,771
Low-cost leases	40,592
Variable lease expenses	3,822

Schedule of maturities of the non-current balance

Due	12/31/2019
2021	199,356
2022	207,895
2023	189,267
2024	187,226
2025	93,115
After 2025	110,846
Total	987,705

Schedule of potential right of PIS/COFINS to be recovered included in lease consideration

12/31/2019
Total cash outflow for leases
Classified in lease liabilities	547,226
Not classified in lease liabilities	52,376
Total payments	599,602